EXHIBIT 99.2

John Deere Owner Trust 2006

Statement to Certificateholders

$183,500,000   Class A-1 5.36417% Asset Backed Notes due July 13, 2007

$123,000,000   Class A-2 5.41% Asset Backed Notes due November 17, 2008

$272,000,000   Class A-3 5.38% Asset Backed Notes due July 15, 2010

$211,970,000   Class A-4 5.39% Asset Backed Notes due June 17, 2013

   $12,040,248  Asset Backed Certificates

Payment Date:		16-Apr-07

(1) Amount of principal being paid or distributed:

(a)	Class A-1 Notes:	$1,485,660.43
	per $1,000 original principal amount:	$8.10

(b)	Class A-2 Notes:	$32,874,653.92
	per $1,000 original principal amount:	$267.27

(c)	Class A-3 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(d)	Class A-4 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(e)	Certificates:	$0.00
	per $1,000 original principal amount:	$0.00

(f)	Total:	$34,360,314.35

(2) (a) Amount of interest being paid or distributed:

	(i) Class A-1 Notes:	$7,083.85
	per $1,000 original principal amount:	$0.04

	(ii) Class A-2 Notes:	$554,525.00
	per $1,000 original principal amount:	$4.51

	(iii) Class A-3 Notes:	$1,219,466.67
	per $1,000 original principal amount:	$4.48

	(iv) Class A-4 Notes:	$952,098.58
	per $1,000 original principal amount:	$4.49

	(v) Total:	$2,733,174.10

(3) (a) Pool Balance (excluding accrued interest) at end of related Collection Period:		$578,717,220.59

(b) Note Value at end of related Collection Period:		$586,135,594.38

(c) Pool Face Amount at the end of related Collection Period:		$675,261,018.80

(4) After giving effect to distributions on this Payment Date:

(a)	(i) outstanding principal amount of Class A-1 Notes:	$0.00
	(ii) A-1 Note Pool Factor:	0.0000000

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(b) (i) outstanding principal amount of Class A-2 Notes:	$90,125,346.08
(ii) A-2 Note Pool Factor:	0.7327264

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(5) Amount of Servicing Fee:	$508,610.68
per $1,000 original principal amount:	$0.63
(a) Amount of Servicing Fee earned:	$508,610.68
(b) Amount of Servicing Fee paid:	$508,610.68
(c) Amount of Servicing Fee Shortfall:	$0.00

(6) Amount of Administration Fee:	$100.00

(7) Aggregate Purchase Amounts for Collection Period:	$0.00

(8) (i) Amount in Reserve Account:	$12,037,654.00
(ii) Specified Reserve Account Balance:	$12,037,654.00

(9) (i) Scheduled Payments of Receivables 60 days or more past due:	$1,435,455.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.25%

(10) (i) Face Amount of Receivables 60 days or more past due:	$14,853,746.00
(ii) Face Amount of Receivables 60 days or more past due as a% of the Pool Face Amount:	2.20%
(iii) Face Amount of Receivables 60 days or more past due as a% of the Pool Balance:	2.57%
(iv) Rolling three month 60 days or more past due as a% of Pool Balance (Average Delinquency Ratio):	2.48%

(11) (i) Aggregate amount of net losses for the collection period	$588,898.82
(ii) Cumulative amount of net losses:	$1,077,831.89
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.13%

(12) If the payment Date is in June 2008 or December 2008:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA

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